Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

20    Subsequent events

a)On January 1, 2018, the number of shares reserved for future issuances under the 2016 Plan was increased to 13,653,209. On March 31, 2018, the Company granted 120,000 options with an exercise price of US$0.34 under the 2013 and 2014 Plan and granted 1,192,000 RSUs under 2016 Plan. The option grants have a contractual term of ten years.

b)On March 23, 2018, the Company’s two HK subsidiaries, China Online Education (HK) Limited and 51Talk English International Limited (collectively, the “Borrowers”) entered into a two-year loan facility agreement (the “2018 Facility”) with SPD Silicon Valley Bank Beijing Branch. Under the 2018 Facility, the Borrowers can borrow up to USD13 million at the interest rate of 3-month LIBOR plus 4.36% per annum. The proceeds from the 2018 Facility should be used to finance daily working capital needs. The financial covenants include 1) maximum quarterly refund rate of the Group; and 2) minimum quarterly gross billings of the Group. The Company’s PRC VIE, Dasheng Zhixing, as the guarantor of the 2018 Facility, assumes joint and several liability with the maximum limit of claim of USD16.5 million, for two years after the expirations of the facility agreement. As of the issuance date of this financial statement, the Borrowers have made a drawdown of USD4.3 million under the 2018 Facility.